Organization, Business and Summary of Significant Accounting Policies - Rollforward of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for Doubtful Accounts [Roll Forward]
Balance at beginning	$ 7,486	$ 5,564
Charged to/reversed from expense	4,088	3,104
Charged to/from other accounts	283
Deductions (write offs)	(3,344)	(1,182)
Balance at ending	$ 8,513	$ 7,486